Document and Entity Information	12 Months Ended
Dec. 31, 2014
Class of Stock [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	LUMENIS LTD
Entity Central Index Key	0001004945
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Ordinary shares [Member]
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	0
Ordinary B shares [Member]
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding	35,979,294